Consolidated Statement of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Total revenues	$ 33,120	$ 21,556	$ 0
Revenues [Abstract]
Vessel revenue	163,732	224,579	242,502
Vessel revenue-related party pools	130,612	203,023	242,502
Operating Expenses [Abstract]
Voyage expenses	6,716	2,252	549
Voyage expenses- related party	3,293	1,948	0
Vessel operating costs	80,860	87,884	90,276
Vessel operating costs-related party	11,946	13,237	15,199
Charterhire expense-third party	21,107	17,224	4,176
Vessel depreciation	48,369	54,224	56,607
General and administrative expenses	17,568	21,901	23,869
General and administrative expenses-related party	8,103	10,072	8,516
Loss or writedown on assets held for sale-third party	(458,610)	(36,475)	0
Loss / write down on assets held for sale-related party	36,803	814	0
Total operating expenses	693,375	246,031	199,192
Operating loss	(529,643)	(21,452)	43,310
Other income (expense) [Abstract]
Interest income	210	1,450	1,107
Investment in 2020 Bulkers, Change in Fair Value	0	47	0
Income from equity investment-related party	(105,384)	116,878	(7,178)
Foreign exchange loss	(348)	(115)	(68)
Financial expense, net	36,818	52,154	49,869
Total other (loss) income	(142,340)	66,106	(56,008)
Net Income (Loss) Attributable to Parent	$ (671,983)	$ 44,654	$ (12,698)
Weighted Average Number of Shares Outstanding, Basic	9,484	6,809	7,183
Weighted Average Number of Shares Outstanding, Diluted	9,484	6,953	7,183
Basic loss per share (USD per share)	$ (70.85)	$ 6.56	$ (1.77)
Diluted loss per share (USD per share)	$ (70.85)	$ 6.42	$ (1.77)